CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND

INSTITUTIONAL SHARES  (Ticker Symbol - CEFIX)
INVESTOR SHARES  (Ticker Symbol - CEFFX)

Supplement to Prospectus and Statement of Additional Information
Dated January 21, 2014

This Supplement to the Prospectus and Statement of Additional Information (“SAI”), each dated April 30, 2013, for the Congressional Effect Fund (the “Fund”), a series of Congressional Effect Family of Funds (the “Trust”), updates the Prospectus and the SAI to include revised information as described below.  For further information, please contact the Fund toll-free at 888-553-4233.  You may also obtain additional copies of the Fund’s Prospectus and SAI, free of charge, by writing to Congressional Effect Fund c/o Matrix 360 Administration, 4520 Main Street, Suite 1425, Kansas City, Missouri 64111, or by calling the Fund toll-free at the number above.

The Board of Trustees of the Fund has approved an amended expense limitation agreement between the Trust, on behalf of the Fund, and Congressional Effect Management, LLC, the Fund’s investment adviser (the “Adviser”), that modifies the Fund’s expense cap from 1.50% to 3.00%, which could have the effect of increasing the Fund’s expense ratio by the amount of the cap increase.  The amended expense limitation agreement is effective through February 1, 2015. Therefore, the following changes are made to the Prospectus and SAI:

On page 1 of the Prospectus, the table captioned “Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Institutional Shares	Investor Shares
Management Fees	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.00%	0.25%
Other Expenses	1.58%	1.58%
Acquired Fund Fees and Expenses	0.09%	0.09%
Total Annual Fund Operating Expenses1	2.67%	2.92%

1 Congressional Effect Management, LLC (the “Adviser”) has entered into a contractual agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, 12b-1 fees, Acquired Fund Fees and Expenses, and extraordinary expenses) to not more than 3.00%.  Subject to approval by the Fund’s Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the year in which such waiver occurred, if the Fund is able to make the payment without exceeding the 3.00% expense limitation. The current contractual agreement cannot be terminated prior to February 1, 2015 without the Board of Trustees’ approval.

On page 1 of the Prospectus, the section captioned “Example” is deleted in its entirety and replaced with the following:

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This expense example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The expense example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Period Invested	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$270	$829	$1,415	$3,003
Investor Shares	$295	$904	$1,538	$3,242

On page 20 of the SAI, the fifth paragraph under the “Management and Administration – Investment Adviser” section is deleted in its entirety and replaced with the following:

The Adviser will receive a monthly management fee equal to an annual rate of 1.00% of the Fund’s net assets.  In addition, the Adviser and the Fund have entered into an Expense Limitation Agreement under which the Adviser has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, 12b-1 fees, Acquired Fund Fees and Expenses, and extraordinary expenses) to not more than 3.00% of the average daily net assets of the Fund through February 1, 2015. As a result, the Fund’s “Total Annual Fund Operating Expenses” (excluding interest, taxes, brokerage fees and commissions, 12b-1 fees, Acquired Fund Fees and Expenses, and extraordinary expenses) will be limited to 3.00%, as indicated in the Prospectuses.  It is expected that the contractual agreement will continue from year-to-year provided such continuance is approved by the Board of Trustees of the Fund. Any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the year in which such waiver occurred, if the Fund is able to make the payment without exceeding the expense limitation. For the fiscal year ended December 31, 2012, the Adviser did not receive any management fee after waiving $132,161 of its fee and reimbursing the Fund in the amount of $43,338. For the fiscal year ended December 31, 2011, the Adviser received management fees in the amount of $17,013 after waiving $116,860 of its fee. For the fiscal year ended December 31, 2010, the Adviser did not receive any management fee after waiving $81,688 of its fee and reimbursing the Fund in the amount of $53,056.

Investors Should Retain This Supplement for Future Reference

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
SERVICE SHARES  (Ticker Symbol - CEFRX)

Supplement to Prospectus and Statement of Additional Information
Dated January 21, 2014

This Supplement to the Prospectus and Statement of Additional Information (“SAI”), each dated April 30, 2013, for the Congressional Effect Fund (the “Fund”), a series of Congressional Effect Family of Funds (the “Trust”), updates the Prospectus and the SAI to include revised information as described below.  For further information, please contact the Fund toll-free at 888-553-4233.  You may also obtain additional copies of the Fund’s Prospectus and SAI, free of charge, by writing to Congressional Effect Fund c/o Matrix 360 Administration, 4520 Main Street, Suite 1425, Kansas City, Missouri 64111, or by calling the Fund toll-free at the number above.

The Board of Trustees of the Fund has approved an amended expense limitation agreement between the Trust, on behalf of the Fund, and Congressional Effect Management, LLC, the Fund’s investment adviser (the “Adviser”), that modifies the Fund’s expense cap from 1.50% to 3.00%, which could have the effect of increasing the Fund’s expense ratio by the amount of the cap increase.  The amended expense limitation agreement is effective through February 1, 2015. Therefore, the following changes are made to the Prospectus and SAI:

On page 1 of the Prospectus, the table captioned “Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Service Shares
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	1.58%
Acquired Fund Fees and Expenses	0.09%
Total Annual Fund Operating Expenses	3.67%

1 Congressional Effect Management, LLC (the “Adviser”) has entered into a contractual agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, 12b-1 fees, Acquired Fund Fees and Expenses, and extraordinary expenses) to not more than 3.00%.  Subject to approval by the Fund’s Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the year in which such waiver occurred, if the Fund is able to make the payment without exceeding the 3.00% expense limitation. The current contractual agreement cannot be terminated prior to February 1, 2015 without the Board of Trustees’ approval.

On page 1 of the Prospectus, the section captioned “Example” is deleted in its entirety and replaced with the following:

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This expense example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The expense example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Period Invested	1 Year	3 Years	5 Years	10 Years
Service Shares	$369	$1,123	$1,897	$3,924

On page 20 of the SAI, the fifth paragraph under the “Management and Administration – Investment Adviser” section is deleted in its entirety and replaced with the following:

The Adviser will receive a monthly management fee equal to an annual rate of 1.00% of the Fund’s net assets.  In addition, the Adviser and the Fund have entered into an Expense Limitation Agreement under which the Adviser has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, 12b-1 fees, Acquired Fund Fees and Expenses, and extraordinary expenses) to not more than 3.00% of the average daily net assets of the Fund through February 1, 2015. As a result, the Fund’s “Total Annual Fund Operating Expenses” (excluding interest, taxes, brokerage fees and commissions, 12b-1 fees, Acquired Fund Fees and Expenses, and extraordinary expenses) will be limited to 3.00%, as indicated in the Prospectuses.  It is expected that the contractual agreement will continue from year-to-year provided such continuance is approved by the Board of Trustees of the Fund. Any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the year in which such waiver occurred, if the Fund is able to make the payment without exceeding the expense limitation. For the fiscal year ended December 31, 2012, the Adviser did not receive any management fee after waiving $132,161 of its fee and reimbursing the Fund in the amount of $43,338. For the fiscal year ended December 31, 2011, the Adviser received management fees in the amount of $17,013 after waiving $116,860 of its fee. For the fiscal year ended December 31, 2010, the Adviser did not receive any management fee after waiving $81,688 of its fee and reimbursing the Fund in the amount of $53,056.

Investors Should Retain This Supplement for Future Reference